Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign and Components of Income Tax Expense (Benefit)

The following table presents the domestic and foreign components of pre-tax loss from continuing operations and the income tax provision (in thousands):

	Year Ended December 31,
	2013	2012
Loss from continuing operations before income taxes:
U.S.	$(24,381)	$(34,394)
Foreign	30	(575)

Total	(24,351)	(34,969)

Income tax benefit consisted of the following amounts:
Current:
Federal	—	—
State	—	—
Foreign	—	—

	—	—

Deferred:
Federal	—	(268)
State	—	(9)
Foreign	—	—

	—	(277)

Total	$—	$(277)

Schedule of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities consist of the following as of December 31 (in thousands):

	Year Ended December 31,
	2013	2012
Domestic net operating loss carryforwards	$119,803	$116,829
Fixed assets	2,463	1,682
Research and development credits	5,165	5,165
Foreign net operating loss carryforwards	3,086	2,656
Domestic capital loss carryforward	1,697	258
Compensation accruals	456	3,265
Deferred revenue	—	20
Amortization of intangible assets	30,324	33,132
Allowance for bad debts	26	64
Severance and restructuring	2	63
Other accruals	5	67
Foreign tax credits	1,248	1,248
Transaction costs	516	559

Deferred tax assets	164,791	165,008
Valuation allowance	(164,791)	(165,008)

Net deferred tax assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the income tax provision as follows:

	Year Ended December 31,
	2013	2012
United States federal tax at statutory rate	34.0%	34.0%
Change in valuation allowance	(30.9)	(52.1)
State taxes (net of federal tax benefit)	(3.3)	4.4
Provision to return	0.3	(0.2)
Non-deductible expenses and other	(0.2)	(6.3)
Tax attribute limitations	0.1	19.1
Effect of rate change	(0.1)	1.4
Other	—	0.7
Foreign rate differential	—	(0.2)

Effective rate	(0.1)%	0.8%